Condensed Consolidated Statement of Comprehensive Loss of Immatics N.V. - EUR (€) € in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024		Jun. 30, 2025	Jun. 30, 2024
Statement of comprehensive income [abstract]
Net loss	€ (70,348)	€ (17,992)	[1],[2]	€ (110,204)	€ (20,233)	[1],[2],[3]
Items that may be reclassified subsequently to profit or loss
Currency translation differences from foreign operations	(5,833)	462	[4]	(8,544)	798	[4]
Total comprehensive loss for the year	€ (76,181)	€ (17,530)	[4]	€ (118,748)	€ (19,435)	[4]

[1]	*See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities
[2]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities
[3]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities and income tax paid
[4]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities